Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
Provided below is the Company’s “pay versus performance” disclosure as required by Item 402(v) of Regulation S-K for the years ending December 31, 2022 and 2021.
The SEC-defined “Compensation Actually Paid” (“CAP”) data set forth in the table below, like total compensation disclosed in the Summary Compensation Table, does not necessarily reflect value actually realized by our executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor did it use net income or the total shareholder return of a peer group for purposes of determining incentive compensation for 2021 or 2022. In addition, a significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting years. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the Long-Term Incentives for 2022 section of our CD&A, our performance equity awards are subject to multi-year performance conditions tied to performance metrics and all of our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest. Please refer to the CD&A for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
							Value of Initial Fixed $100 Investment Based On:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO (Current)(1)(2) ($)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO (Former)(1)(2) ($)	COMPENSATION ACTUALLY PAID TO CEO (Current)(3) ($)	COMPENSATION ACTUALLY PAID TO CEO (Former)(3) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(1)(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(3) ($)	TOTAL SHAREHOLDER RETURN(4) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN(4) ($)	NET INCOME (in millions) ($)	GENERATION OF NET CASH FLOW AVAILABLE TO JFI (in millions)(5) ($)
2022	9,094,713	N/A	5,401,735	N/A	4,999,825	2,749,453	143.75	113.34	5,697	622
2021	14,454,175	23,748,559	20,073,657	16,838,202	6,816,506	7,994,202	162.50	109.16	3,183	155

(1)
For each year shown, our CEO was Laura L. Prieskorn. In 2021, prior to our demerger from Prudential, Michael I. Falcon served as CEO until his separation on February 10, 2021, and Mr. Falcon is therefore included in the table as a former principal executive officer pursuant to SEC rules. In 2022, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith and Scott E. Romine. In 2021, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith, Scott E. Romine, Mark B. Mandich, Andrew J. Bowden, and Axel P. André. Mr. Bowden and Mr. André ceased employment with the Company on February 10, 2021, and Mr. Mandich ceased employment with the Company on May 1, 2021. Compensation and severance amounts in 2021 for Mr. Falcon, Mr. André, Mr. Bowden and Mr. Mandich were approved by the compensation committees of Prudential prior to the demerger.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.

(3)
This column is provided in accordance with Item 402(v) of Regulation S-K. CAP for our CEO, our former CEO and Average CAP for our other NEOs, including former NEOs. CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Share Awards” column of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to Summary Compensation Table total compensation to compute CAP:
	2021			2022
	CEO ($)	FORMER CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
SUMMARY COMPENSATION TABLE TOTAL COMPENSATION(A)(B)	14,454,175	23,748,559	6,816,506	9,094,713	4,999,825
Minus Summary Compensation Table Stock Awards Value	5,299,800	—	1,428,574	6,187,302	2,779,812
Plus Value of Unvested Equity Awards Granted in Applicable Year	8,505,042	—	2,224,179	4,843,970	2,176,644
Plus Change in Value from Prior Year of Unvested Equity Awards	2,293,831	2,638,898	1,757,767	-2,010,561	-1,560,547
Plus Value of Equity Awards Granted and Vested in Applicable Year	—	—	—	73,523	32,676
Plus Change in Value from Prior Year of Equity Awards Vested in Current Year	120,409	590	164,838	-412,607	-119,333
Minus Value of Equity Awards that were Forfeited in Applicable Year	—	9,549,846	1,540,514	—	—
Compensation Actually Paid	20,073,657	16,838,202	7,994,202	5,401,735	2,749,453

(A)
Jackson does not maintain an associate pension program and therefore does not include a line for pension adjustments in the reconciliation.

(B)
The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing sales price for a share of JFI common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. For 2021 amounts, the change in equity fair values from the prior year is based on fair value of the equivalent Prudential equity awards on December 31, 2020 prior to their conversion on October 4, 2021 into equity awards denominated in the Company’s common stock, as discussed in the Converted Prudential Equity Awards section above.

(4)
Reflects the cumulative total shareholder return of the Company and the S&P Insurance Select Industry Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K, for the periods ending on December 31, 2021 and the period ending on December 31, 2022, assuming a $100 investment at the closing price on September 20, 2021 (the date that our Class A common stock commenced regular way trading on the NYSE), and the reinvestment of all dividends, where applicable.

(5)
See Appendix A to this Proxy Statement for a reconciliation of Generation of Net Cash Flow Available to JFI to the most directly comparable financial measure or measures calculated and presented in accordance with U.S. GAAP. This financial performance measure may not have been the most important financial performance measure for fiscal year 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

The following graphs are provided to describe the relationship during 2021-2022 between the CAP to our CEO, our former CEO and the average CAP to our Non-CEO NEOs (each as set forth in the table above) to (i) the Company’s cumulative total shareholder return and the cumulative total shareholder return for the S&P Insurance Select Industry Index, (ii) our net income, and (iii) our Generation of Net Cash Flow Available to JFI(in each case as set forth in the table above). Please see the Compensation Discussion and Analysis section for more information regarding our compensation philosophy which is designed to pay for performance.

Company Selected Measure Name	GENERATION OF NET CASH FLOW AVAILABLE TO JFI
Named Executive Officers, Footnote [Text Block]
(1)
For each year shown, our CEO was Laura L. Prieskorn. In 2021, prior to our demerger from Prudential, Michael I. Falcon served as CEO until his separation on February 10, 2021, and Mr. Falcon is therefore included in the table as a former principal executive officer pursuant to SEC rules. In 2022, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith and Scott E. Romine. In 2021, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith, Scott E. Romine, Mark B. Mandich, Andrew J. Bowden, and Axel P. André. Mr. Bowden and Mr. André ceased employment with the Company on February 10, 2021, and Mr. Mandich ceased employment with the Company on May 1, 2021. Compensation and severance amounts in 2021 for Mr. Falcon, Mr. André, Mr. Bowden and Mr. Mandich were approved by the compensation committees of Prudential prior to the demerger.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects the cumulative total shareholder return of the Company and the S&P Insurance Select Industry Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K, for the periods ending on December 31, 2021 and the period ending on December 31, 2022, assuming a $100 investment at the closing price on September 20, 2021 (the date that our Class A common stock commenced regular way trading on the NYSE), and the reinvestment of all dividends, where applicable.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
This column is provided in accordance with Item 402(v) of Regulation S-K. CAP for our CEO, our former CEO and Average CAP for our other NEOs, including former NEOs. CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Share Awards” column of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to Summary Compensation Table total compensation to compute CAP:
	2021			2022
	CEO ($)	FORMER CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
SUMMARY COMPENSATION TABLE TOTAL COMPENSATION(A)(B)	14,454,175	23,748,559	6,816,506	9,094,713	4,999,825
Minus Summary Compensation Table Stock Awards Value	5,299,800	—	1,428,574	6,187,302	2,779,812
Plus Value of Unvested Equity Awards Granted in Applicable Year	8,505,042	—	2,224,179	4,843,970	2,176,644
Plus Change in Value from Prior Year of Unvested Equity Awards	2,293,831	2,638,898	1,757,767	-2,010,561	-1,560,547
Plus Value of Equity Awards Granted and Vested in Applicable Year	—	—	—	73,523	32,676
Plus Change in Value from Prior Year of Equity Awards Vested in Current Year	120,409	590	164,838	-412,607	-119,333
Minus Value of Equity Awards that were Forfeited in Applicable Year	—	9,549,846	1,540,514	—	—
Compensation Actually Paid	20,073,657	16,838,202	7,994,202	5,401,735	2,749,453

(A)
Jackson does not maintain an associate pension program and therefore does not include a line for pension adjustments in the reconciliation.

(B)
The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing sales price for a share of JFI common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. For 2021 amounts, the change in equity fair values from the prior year is based on fair value of the equivalent Prudential equity awards on December 31, 2020 prior to their conversion on October 4, 2021 into equity awards denominated in the Company’s common stock, as discussed in the Converted Prudential Equity Awards section above.

Non-PEO NEO Average Total Compensation Amount	$ 4,999,825	$ 6,816,506
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,749,453	7,994,202
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
This column is provided in accordance with Item 402(v) of Regulation S-K. CAP for our CEO, our former CEO and Average CAP for our other NEOs, including former NEOs. CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Share Awards” column of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to Summary Compensation Table total compensation to compute CAP:
	2021			2022
	CEO ($)	FORMER CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
SUMMARY COMPENSATION TABLE TOTAL COMPENSATION(A)(B)	14,454,175	23,748,559	6,816,506	9,094,713	4,999,825
Minus Summary Compensation Table Stock Awards Value	5,299,800	—	1,428,574	6,187,302	2,779,812
Plus Value of Unvested Equity Awards Granted in Applicable Year	8,505,042	—	2,224,179	4,843,970	2,176,644
Plus Change in Value from Prior Year of Unvested Equity Awards	2,293,831	2,638,898	1,757,767	-2,010,561	-1,560,547
Plus Value of Equity Awards Granted and Vested in Applicable Year	—	—	—	73,523	32,676
Plus Change in Value from Prior Year of Equity Awards Vested in Current Year	120,409	590	164,838	-412,607	-119,333
Minus Value of Equity Awards that were Forfeited in Applicable Year	—	9,549,846	1,540,514	—	—
Compensation Actually Paid	20,073,657	16,838,202	7,994,202	5,401,735	2,749,453

(A)
Jackson does not maintain an associate pension program and therefore does not include a line for pension adjustments in the reconciliation.

(B)
The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing sales price for a share of JFI common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. For 2021 amounts, the change in equity fair values from the prior year is based on fair value of the equivalent Prudential equity awards on December 31, 2020 prior to their conversion on October 4, 2021 into equity awards denominated in the Company’s common stock, as discussed in the Converted Prudential Equity Awards section above.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
In the Company’s assessment, the following represents the four most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance. The measures are not ranked:
•
Generation of Net Cash Flow Available to JFI

•
Pre-Tax Adjusted Operating Earnings

•
Excess Capital Generation

•
Adjusted Operating ROE

Please see Appendix A for an explanation of the above Non-GAAP Financial Measures. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Total Shareholder Return Amount	$ 143.75	162.5
Peer Group Total Shareholder Return Amount	113.34	109.16
Net Income (Loss)	$ 5,697,000,000	$ 3,183,000,000
Company Selected Measure Amount	622	155
PEO Name	Laura L. Prieskorn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Generation of Net Cash Flow Available to JFI
Non-GAAP Measure Description [Text Block]
(5)
See Appendix A to this Proxy Statement for a reconciliation of Generation of Net Cash Flow Available to JFI to the most directly comparable financial measure or measures calculated and presented in accordance with U.S. GAAP. This financial performance measure may not have been the most important financial performance measure for fiscal year 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Adjusted Operating Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Excess Capital Generation
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating ROE
Laura L. Prieskorn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,094,713	$ 14,454,175
PEO Actually Paid Compensation Amount	5,401,735	20,073,657
Laura L. Prieskorn [Member] | Minus Summary Compensation Table Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,187,302	5,299,800
Laura L. Prieskorn [Member] | Plus Value of Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,843,970	8,505,042
Laura L. Prieskorn [Member] | Plus Change In Value From Prior Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,010,561)	2,293,831
Laura L. Prieskorn [Member] | Plus Value Of Equity Awards Granted And Vested In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,523
Laura L. Prieskorn [Member] | Plus Change In Value From Prior Year Of Equity Awards Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,607)	120,409
Falcon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		23,748,559
PEO Actually Paid Compensation Amount		16,838,202
Falcon [Member] | Plus Change In Value From Prior Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,638,898
Falcon [Member] | Plus Change In Value From Prior Year Of Equity Awards Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		590
Falcon [Member] | Minus Value Of Equity Awards That Were Forfeited In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,549,846
Non-PEO NEO [Member] | Minus Summary Compensation Table Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,779,812	1,428,574
Non-PEO NEO [Member] | Plus Value of Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,176,644	2,224,179
Non-PEO NEO [Member] | Plus Change In Value From Prior Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,560,547)	1,757,767
Non-PEO NEO [Member] | Plus Value Of Equity Awards Granted And Vested In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,676
Non-PEO NEO [Member] | Plus Change In Value From Prior Year Of Equity Awards Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (119,333)	164,838
Non-PEO NEO [Member] | Minus Value Of Equity Awards That Were Forfeited In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,540,514